Stock-Based Compensation (Summary of Restricted Stock Transactions) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested shares outstanding at beginning of period (in shares)	1,321,292
Awarded: (in shares)	269,025	187,209	375,575
Non-vested shares outstanding at end of period (in shares)	1,053,842	1,321,292
Time-vesting
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded: (in shares)	144,141
Released: (in shares)	(351,403)
Forfeitures: (in shares)	(35,550)
Performance-based
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded: (in shares)	149,843
Released: (in shares)	(115,732)
Forfeitures: (in shares)	(58,749)